ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLE
Schedule of accounts receivable

	2019	2018

Trade	$461.0	$468.0
Other[1]	97.2	94.1
	$558.2	$562.1
[1]	Includes interest receivable from Quebecor of an amount of $10.6 million as of December 31, 2019 ($8.6 million in 2018).